Condensed Combined and Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Mar. 31, 2020		Mar. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (26,708)	[1]	$ (20,059)	[1]	$ (66,388)	[1]	$ (28,599)
Other comprehensive (loss) income:
Foreign currency translation adjustments	26		(291)		(362)		185
Total other comprehensive (loss) income	26		(291)		(362)		185
Comprehensive loss	$ (26,682)		$ (20,350)		$ (66,750)		$ (28,414)

[1]	Retroactively restated for reverse recapitalization as described in Note 1.